Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	As at December 31,	As at December 31,
USD’000	2025	2024
Raw materials	670	764
Work in progress	192	482
Finished goods	1,150	172
Total inventories	2,012	1,418